Vessels in Operation	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels in Operation

4.       Vessels in Operation

Vessels in Operation as of December 31, 2020 and 2019 consisted of the following:

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2019	$1,224,377	$(111,611)	$1,112,766

Additions	82,559	—	82,559
Depreciation	—	(39,739)	(39,739)

As of December 31, 2019	$1,306,936	$(151,350)	$1,155,586

Additions	41,710	—	41,710
Disposals	(7,058)	—	(7,058)
Depreciation	—	(41,158)	(41,158)
Impairment loss	(43,803)	35,306	(8,497)
As of December 31, 2020	$1,297,785	$(157,202)	$1,140,583

As of December 31, 2020, the Company had made additions for the installation of scrubbers and ballast water treatments.

On July 20, 2020, the Company sold Utrillo for net proceeds of $3,411, and the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility.

On July 3, 2020, the Company sold GSL Matisse for net proceeds of $3,441, and the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility.

On February 21, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Nicoletta for a purchase price of $12,660.

On January 29, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Christen for a purchase price of $13,000.

On December 12, 2019, the Company took delivery of two 2004-built, 6,080 TEU containerships, GSL Vinia and GSL Christel Elisabeth, for a contract price of $12,250 each.

On October 9, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Kalliopi, for a contract price of $15,000.

On September 9, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Grania, for a contract price of $15,000.

On May 28, 2019, the Company took delivery of a 2004-built, 7,847 TEU containership, GSL Eleni, for a contract price of $18,500.

Impairment

During the three months ended March 31, 2020, the Company determined that the vessels Utrillo and GSL Matisse should be divested. As at March 31, 2020, the vessels were not immediately available for sale and therefore did not qualify as “assets held for sale”. As of March 31, 2020, the Company had an expectation that the vessels would each be sold before the end of their estimated useful life, and as a result an impairment test of each of the specific asset groups was performed, recognizing an impairment loss of $7,585. As of June 30, 2020, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360 for the classification of the vessels GSL Matisse and Utrillo as “held for sale” were met. The difference between the estimated fair value less cost to sell both vessels and their carrying value (including the unamortized balance of dry-docking cost of $38), amounting to $912, was recognized during the three months ended June 30, 2020 under the line item “Vessel impairment losses”. An impairment loss of $8,497 has been recognized under the line item “Vessel impairment losses” in the Consolidated Statements of Operations for the year ended December 31, 2020.

Whilst charter rates in the spot market and asset values saw overall improvements through 2020, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a review for impairment for vessel groups where the carrying value as at December 31, 2020 might not be recoverable.

As a result, step one of the impairment assessment of each of the vessel groups was performed, by comparing the undiscounted projected net operating cash flows for each vessel group to the carrying value of the vessel group. The Company’s assessment performed as at December 31, 2020 resulted in no additional impairment charges.

The total impairment loss recognized for the year ended December 31, 2020 amounted to $8,497.

As of December 31, 2019, the assessment concluded that no impairment of vessels existed as the undiscounted projected net operating cash flows exceeded the carrying values. Step two of the impairment analysis was not required.

Collateral

As of December 31, 2020, 16 vessels were pledged as collateral under the 2022 Notes and the Citi Super Senior Term Loan (“Citi Credit Facility”) and 22 vessels were pledged as collateral under the Company’s loan facilities. Five vessels were unencumbered as of December 31, 2020.

Advances for vessel acquisitions and other additions

On November 5, 2019, the Company via its subsidiaries, Global Ship Lease 35 and 36 agreed to purchase two 2002-built, 6,840 TEU containerships for a contract price of $13,000 each. In connection with these acquisitions, the Company paid advances of $1,300 each. The vessels were delivered in January and February 2020 (see note 18).

As of December 31, 2020, the Company has made advances for vessels other additions totaling $1,364. As of December 31, 2019, the Company had made advances for the installation of scrubbers and ballast water treatments totaling $8,191.